UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03162
Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: June 30, 2011
Date of reporting period: December 31, 2010

Item 1 — Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended December 31, 2010

Market Conditions

State and local government tax receipts in the third quarter grew at the fastest annual rate since 2007 as property taxes continue to rise in spite of the ongoing housing slump. Employment data for the third quarter of 2010 showed some improvement after eight consecutive quarterly year-over-year declines. Revenues improved across overall state tax collection as well as personal income and sales tax receipts. Municipal governments collected $284.3 billion in tax revenue in the third quarter, according to the Census Bureau, an increase of 5.2 percent from the third quarter last year. In terms of dollars, California and New York reported the largest increases in personal income tax collections in the third quarter of 2010, with revenue collections rising by $610 million and $315 million, respectively. However, revenue collections remained significantly below peak levels and are still weak in a number of states.

The municipal bond market encountered strong headwinds in the final months of the period. Long-term municipal bonds came under pressure as retail investors began withdrawing cash from long bond funds in November and December after 22 months of uninterrupted net inflows. Other factors conspiring to drive investors out of municipal bond funds included the extension of the Bush tax cuts (including lower tax rates on capital gains and dividends) and the expiration of the Build America Bond program. Tax-exempt money funds were beneficiaries, and saw inflows during December as investors shifted their investments from longer duration funds into money market investments in the face of stronger economic growth and rising interest rates.

Performance Analysis

As of December 31, 2010, Active Assets Tax-Free Trust had net assets of approximately $5.6 billion and an average portfolio maturity of 26 days. For the six-month period ended December 31, 2010, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2010, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.11 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.11 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.15 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Despite improved market liquidity and strong demand for bonds, it is clearly a time for careful diligence and diversification of investment portfolios. Protecting the safety and liquidity of the Fund’s assets remains our first priority. In the recent uncertain markets, our emphasis has been on managing exposure to institutions under stress. At month-end, the Fund’s weighted average maturity (WAM) was 26 days.

With economic data showing signs of continued weakness until mid-2011 or later, many investors are likely to tread cautiously. Barring any unexpected shocks to the market, rates are likely to remain low through 2011 in our view. During this period of ongoing uncertainty, we continue to maintain a watchful eye on state and local economies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/10
Variable Rate Municipal Obligations	87.9%
Tax-Exempt Commercial Paper	6.7
Municipal Notes and Bonds	2.9
Closed-End Investment Companies	2.5

MATURITY SCHEDULE as of 12/31/10
1 – 30 Days	88.0%
31 – 60 Days	3.4
61 – 90 Days	0.5
91 – 120 Days	1.1
121+ Days	7.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Investment Adviser seeks to maintain the Fund’s share price at $1.00. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur costs, including advisory fees; distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/10 – 12/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			07/01/10 –
	07/01/10	12/31/10	12/31/10
Actual (0.01% return)	$1,000.00	$1,000.10	$1.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.89	$1.33

@	Expenses are equal to the Fund’s annualized expense ratio of 0.27% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.44%.

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	Short-Term Variable Rate Municipal Obligations (87.1%)
	Alaska
$12,500	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.32%	01/07/11	$12,500,000
	Arizona
12,600	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.42	01/07/11	12,600,000
10,545	Austin Trust, Arizona Health Facilities Authority Banner Health Ser 2008 A Custody Receipts Ser 2008-1097	0.41	01/07/11	10,545,000
15,635	BB&T Municipal Trust, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.34	01/07/11	15,635,000
	California
20,700	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.30	01/07/11	20,700,000
79,000	California Statewide Communities Development Authority, Gas Supply Sacramento Municipal Utility District Ser 2010	0.34	01/07/11	79,000,000
57,400	RBC Municipal Products Inc Trust, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.34	01/07/11	57,400,000
	Colorado
	City of Colorado Springs,
39,730	Utilities System Sub Lien Ser 2005 A	0.38	01/07/11	39,730,000
29,350	Utilities System Sub Lien Ser 2009 C	0.32	01/07/11	29,350,000
	Connecticut
5,530	Barclays Capital Municipal Trust Receipts, Connecticut Health & Educational Facilities Authority Yale University Ser 2010 A-2 Floater-TRs Ser 22B	0.31	01/07/11	5,530,000
	Delaware
7,950	County of New Castle, University Courtyard Apartments Ser 2005	0.33	01/07/11	7,950,000
	District of Columbia
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (AGM Insd)	0.39	01/07/11	5,935,000
	Florida
	BB&T Municipal Trust,
23,680	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45	0.33	01/07/11	23,680,000
9,990	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.33	01/07/11	9,990,000
	City of Gainesville,
47,885	Utilities System 2007 Ser A	0.30	01/07/11	47,885,000
47,400	Utilities System 2008 Ser B	0.33	01/07/11	47,400,000
16,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.33	01/07/11	16,000,000
9,035	Florida State Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	0.34	01/07/11	9,035,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	Highlands County Health Facilities Authority,
$38,200	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.29%	01/07/11	$38,200,000
30,300	Adventist Health System/Sunbelt Obligated Group Ser 2005 F	0.30	01/07/11	30,300,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.32	01/07/11	20,000,000
24,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.29	01/07/11	24,000,000
28,600	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.31	01/07/11	28,600,000
19,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.29	01/07/11	19,000,000
4,175	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.35	01/07/11	4,175,000
26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.29	01/07/11	26,870,000
30,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 D	0.33	01/07/11	30,000,000
7,590	Adventist Health System/Sunbelt Obligated Group Ser 2009 A	0.35	01/07/11	7,590,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 B	0.32	01/07/11	20,000,000
13,250	Adventist Health System/Sunbelt Obligated Group Ser 2009 C	0.32	01/07/11	13,250,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 D	0.32	01/07/11	20,000,000
53,005	JEA, Electric System Ser Three 2008 B-2	0.38	01/07/11	53,005,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC Insd)	0.35	01/07/11	39,000,000
17,025	North Broward Hospital District, Ser 2008 A	0.27	01/07/11	17,025,000
30,090	Orlando-Orange County Expressway Authority, Ser 2007 A Eagle #20070107 Class A (BHAC Insd)	0.35	01/07/11	30,090,000
40,000	Palm Beach County Solid Waste Authority, Improvement Ser 2010	1.00	01/12/12	40,239,873
5,000	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.33	01/07/11	5,000,000
	Georgia
73,130	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Ser 2008	0.32	01/07/11	73,130,000
95,000	Main Street Natural Gas Inc, Gas Ser 2010 A	0.34	01/07/11	95,000,000
8,000	Monroe County Development Authority, Georgia Power Co Scherer Plant Second Ser 2008	0.80	01/07/11	8,000,000
36,500	Municipal Electric Authority of Georgia, General Sub Ser 1985 C	0.35	01/07/11	36,500,000
	Illinois
5,900	Chicago Board of Education, Ser 2009 A-2	0.35	01/07/11	5,900,000
159,300	County of Cook, Ser 2002 B	0.34	01/07/11	159,300,000
	Indiana
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.29	01/07/11	20,075,000
11,500	Sisters of St Francis Health Services Inc Ser 2008 D	0.32	01/07/11	11,500,000
88,065	Trinity Health Ser 2008 D-1	0.28	01/07/11	88,065,000
95,220	Trinity Health Ser 2008 D-2	0.28	01/07/11	95,220,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	Iowa
$19,335	Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A	0.34%	01/07/11	$19,335,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.32	01/07/11	10,000,000
	Kansas
	Kansas State Department of Transportation,
16,150	Highway Ser 2002 B-1	0.25	01/07/11	16,150,000
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (AGM Insd)	0.34	01/07/11	3,840,000
	Maryland
40,900	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.27	01/07/11	40,900,000
7,125	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC Insd)	0.36	01/07/11	7,125,000
	Massachusetts
6,905	Barclays Capital Municipal Trust Receipts, Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W	0.32	01/07/11	6,905,000
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.43	07/29/11	11,000,000
27,400	Massachusetts Development Finance Agency, Phillips Academy Ser 2003	0.31	01/07/11	27,400,000
	Massachusetts Health & Educational Facilities Authority,
10,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.34	01/07/11	10,000,000
50,000	Partners HealthCare System Inc 2003 Ser D-2	0.29	01/07/11	50,000,000
124,355	Massachusetts Water Resources Authority, Gen Ser 2008 F	0.28	01/07/11	124,355,000
38,990	University of Massachusetts Building Authority, Ser 2008-1	0.30	01/07/11	38,990,000
	Michigan
	Kent Hospital Finance Authority,
25,195	Metropolitan Hospital Ser 2005 B	0.35	01/07/11	25,195,000
23,000	Spectrum Health Ser 2008 B-3	0.29	01/07/11	23,000,000
	Michigan State Hospital Finance Authority,
25,000	Ascension Health Senior Credit Group Ser 2010 F-2	0.32	01/07/11	25,000,000
20,000	Ascension Health Senior Credit Group Window Ser 2010 F-8	0.43	07/29/11	20,000,000
5,105	Trinity Health Credit Group Ser 2006 A	0.34	01/07/11	5,105,000
23,770	Michigan State University, Ser 2003 A	0.30	01/07/11	23,770,000
	University of Michigan,
24,300	General Ser 2008 A	0.26	01/03/11	24,300,000
77,205	General Ser 2008 B	0.28	01/07/11	77,205,000
	Mississippi
9,000	Mississippi Business Finance Corp., Petal Gas Storage LLC Ser 2007	0.33	01/07/11	9,000,000
	Missouri
10,110	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.33	01/07/11	10,110,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	Missouri State Health & Educational Facilities Authority,
$7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.34%	01/07/11	$7,955,000
20,000	BJC Health System Ser 2008 A	0.32	01/07/11	20,000,000
31,800	BJC Health System Ser 2008 B	0.30	01/07/11	31,800,000
18,675	BJC Health System Ser 2008 C	0.30	01/07/11	18,675,000
44,000	BJC Health System Ser 2008 D	0.30	01/07/11	44,000,000
12,500	BJC Health System Ser 2008 E	0.31	01/07/11	12,500,000
82,000	Sisters of Mercy Health System Ser 2008 D	0.30	01/07/11	82,000,000
27,600	Sisters of Mercy Health System Ser 2008 E	0.30	01/07/11	27,600,000
	Nebraska
79,585	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.34	01/07/11	79,585,000
	New Hampshire
8,000	JP Morgan Chase & Co., New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648	0.34	01/07/11	8,000,000
39,020	New Hampshire Health & Education Facilities Authority, St Paul’s School Ser 1998	0.32	01/07/11	39,020,000
	New Mexico
	New Mexico Finance Authority,
29,000	Sub Lien Ser 2008 Subser B-1	0.30	01/07/11	29,000,000
74,400	Sub Lien Ser 2008 Subser B-2	0.35	01/07/11	74,400,000
25,315	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.32	01/07/11	25,315,000
40,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.34	01/07/11	40,000,000
	New York
	Austin Trust,
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198	0.40	01/07/11	15,260,000
7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM Insd)	0.40	01/07/11	7,250,000
10,305	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.33	01/07/11	10,305,000
	City of New York,
2,500	Fiscal 2005 Ser O ROCs II-R Ser 11685	0.34	01/07/11	2,500,000
30,705	Fiscal 2008 Subser L-6	0.23	01/03/11	30,705,000
6,000	JP Morgan Chase & Co., New York City Municipal Water Finance Authority Ser 2009 EE PUTTERs Ser 3587	0.34	01/07/11	6,000,000
24,445	Metropolitan Transportation Authority, Ser 2005 B Eagle #20060114 Class A (BHAC Insd)	0.35	01/07/11	24,445,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	New York City Municipal Water Finance Authority,
$105,700	Second General Fiscal 2010 Ser CC	0.25%	01/07/11	$105,700,000
20,000	Water & Sewer System Fiscal 2008 Ser B-3	0.29	01/03/11	20,000,000
21,100	Water & Sewer System Fiscal 2011 Ser DD-1	0.23	01/03/11	21,100,000
29,200	Water & Sewer System Fiscal 2011 Ser DD-2	0.23	01/03/11	29,200,000
30,300	Water & Sewer System Fiscal 2011 Ser DD-3A	0.27	01/03/11	30,300,000
	New York Liberty Development Corporation,
42,000	Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	42,000,000
88,000	World Trade Center Ser 2009 A-2	0.32	05/05/11	88,000,000
3,330	Port Authority of New York & New Jersey, Cons 135th Ser 2004 PUTTERs Ser 3094	0.34	01/07/11	3,330,000
30,825	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	0.34	01/07/11	30,825,000
	North Carolina
13,700	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.41	01/07/11	13,700,000
21,000	Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System Ser 2007 H	0.26	01/03/11	21,000,000
38,540	City of Winston-Salem, Water & Sewer System Ser 2007 B	0.29	01/07/11	38,540,000
	North Carolina Medical Care Commission,
20,060	FirstHealth of the Carolinas Ser 2008 A	0.31	01/07/11	20,060,000
50,950	Novant Health Obligated Group Ser 2004 A	0.33	01/07/11	50,950,000
38,070	Novant Health Ser 2008 B	0.30	01/07/11	38,070,000
46,765	Novant Health Ser 2008 C	0.32	01/07/11	46,765,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A	0.34	01/07/11	30,000,000
	Ohio
	City of Columbus,
23,580	Sewer Ser 2008 B	0.29	01/07/11	23,580,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.34	01/07/11	1,400,000
27,400	County of Franklin, OhioHealth Corporation, Ser 2008 A	0.31	01/07/11	27,400,000
18,800	Ohio State University, General Receipts Ser 2005 B	0.30	01/07/11	18,800,000
	State of Ohio,
26,170	Common Schools Ser 2005 B	0.30	01/07/11	26,170,000
19,055	Common Schools Ser 2006 B	0.30	01/07/11	19,055,000
	Oregon
	Oregon State Facilities Authority,
28,765	Lewis & Clark College Ser 2008 A	0.38	01/07/11	28,765,000
37,960	PeaceHealth Ser 2008 A	0.28	01/07/11	37,960,000
47,800	PeaceHealth Ser 2008 C	0.30	01/07/11	47,800,000
59,400	PeaceHealth Ser 2008 D	0.33	01/07/11	59,400,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	Pennsylvania
$180	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	0.33%	01/07/11	$180,000
7,625	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.33	01/07/11	7,625,000
	RBC Municipal Products Inc Trust,
8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16	0.34	01/07/11	8,000,000
15,400	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.34	01/07/11	15,400,000
22,760	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15	0.35	01/07/11	22,760,000
6,360	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.35	01/07/11	6,360,000
	South Carolina
32,060	City of Columbia, Waterworks & Sewer System Ser 2009	0.38	01/03/11	32,060,000
	South Carolina Jobs-Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.31	01/07/11	1,000,000
2,000	AnMed Health Ser 2009 C	0.31	01/07/11	2,000,000
2,140	Goodwill Industries Ser 2006	0.35	01/07/11	2,140,000
28,100	South Carolina Transportation Infrastructure Bank, Ser 2003 B-2	0.32	01/07/11	28,100,000
	South Dakota
26,920	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.32	01/07/11	26,920,000
	Tennessee
23,300	Sevier County Public Building Authority, Local Government Public Improvement Ser VI-A-1	0.35	01/07/11	23,300,000
	Texas
	Austin Trust,
12,465	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.41	01/07/11	12,465,000
15,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	0.41	01/07/11	15,000,000
10,745	Red River Education Finance Corp St Marks School Ser 2007 Custody Receipts Ser 2007-334	0.41	01/07/11	10,745,000
14,090	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.41	01/07/11	14,090,000
11,019	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.41	01/07/11	11,019,000
37,500	City of Houston, Combined Utility System First Lien Ser 2004 B	0.38	01/07/11	37,500,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.34	01/07/11	5,200,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
$49,725	Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System Ser 2008 C-1	0.27%	01/03/11	$49,725,000
	Harris County Health Facilities Development Corporation,
20,200	Methodist Hospital System Ser 2008 A-1	0.27	01/03/11	20,200,000
70,300	Methodist Hospital System Ser 2008 A-2	0.27	01/03/11	70,300,000
10,000	Harris County Hospital District, Senior Lien Ser 2010	0.34	01/07/11	10,000,000
76,000	JP Morgan Chase & Co., Texas Ser 2010 TRANs PUTTERs Ser 3813	0.32	01/07/11	76,000,000
38,835	North Central Texas Health Facility Development Corporation, Baylor Health Care System Ser 2006 A	0.31	01/07/11	38,835,000
22,000	RBC Municipal Products Inc Trust, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.34	01/07/11	22,000,000
30,000	State of Texas, Mobility Fund Ser 2006 Eagle # 20060126 CL A	0.34	01/07/11	30,000,000
41,000	University of Texas, Financing System Ser 2008 B	0.27	01/07/11	41,000,000
	University of Texas System,
95,370	Financing System Ser 2007 B	0.24	01/07/11	95,370,000
59,900	Permanent University Fund Ser 2008 A	0.24	01/07/11	59,900,000
	Utah
41,400	Central Utah Water Conservancy District, Ser 2008 A	0.36	01/07/11	41,400,000
	City of Murray,
43,500	IHC Health Services Inc Ser 2003 A	0.30	01/07/11	43,500,000
42,900	IHC Health Services Inc Ser 2003 B	0.30	01/07/11	42,900,000
	Utah Water Finance Agency,
32,000	Ser 2008 B	0.33	01/07/11	32,000,000
34,410	Ser 2008 B-2	0.33	01/07/11	34,410,000
	Virginia
	Fairfax County Industrial Development Authority,
11,000	Inova Health System Foundation Ser 1988 A	0.32	01/07/11	11,000,000
9,200	Inova Health System Foundation Ser 1988 B	0.32	01/07/11	9,200,000
65,700	Inova Health System Foundation Ser 2000	0.31	01/07/11	65,700,000
7,500	Inova Health System Window Ser 2020 A-1	0.46	07/29/11	7,500,000
6,000	JP Morgan Chase & Co., Fairfax County Industrial Development Authority Inova Health System Foundation Ser 2009 A PUTTERs Ser 3590	0.34	01/07/11	6,000,000
	Norfolk Economic Development Authority,
7,700	Sentara Healthcare Window Ser 2010 B	0.46	07/29/11	7,700,000
6,000	Sentara Healthcare Window Ser 2010 C	0.46	07/29/11	6,000,000
	Washington
	Barclays Capital Municipal Trust Receipts,
1,000	King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.35	01/07/11	1,000,000
6,905	Washington Ser 2010 C Floater-TRs Ser 2009 32B	0.35	01/07/11	6,905,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	County of King,
$11,330	Limited Tax Sewer Ser 2010 A	0.31%	01/07/11	$11,330,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM Insd)	0.34	01/07/11	43,000,000
9,655	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.36	01/07/11	9,655,000
7,430	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.33	01/07/11	7,430,000
	Wisconsin
4,310	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.35	01/07/11	4,310,000
3,365	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.34	01/07/11	3,365,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $4,864,268,873)			4,864,268,873

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	Tax-Exempt Commercial Paper (6.6%)
	Maryland
38,100	County of Baltimore, Consolidated Public Improvement Ser 2008 BANs	0.30%	01/31/11	0.30%	38,100,000
	Montgomery County,
27,500	2009 Ser A BANs	0.31	02/10/11	0.31	27,500,000
37,000	2010 Ser B BANs	0.33	02/11/11	0.33	37,000,000
	Minnesota
10,000	RBC Municipal Products Inc Trust, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.34	01/06/11	0.34	10,000,000
29,000	Rochester, Health Care Facilities Mayo Foundation Ser 2000 B	0.34	03/22/11	0.34	29,000,000
	Nebraska
38,000	City of Lincoln, Lincoln Electric System Ser 1995	0.31	01/28/11	0.31	38,000,000
37,000	Nebraska Public Power District, Ser A Notes	0.31	01/28/11	0.31	37,000,000
	New York
23,000	Metropolitan Transportation Authority, Ser CP-2 Sub Ser C	0.31	02/03/11	0.31	23,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
	Texas
	Harris County Cultural Education Facilities Finance Corporation,
$5,000	Methodist Hospital System Ser 2009 C-1	0.35%	06/15/11	0.35%	$5,000,000
60,000	Methodist Hospital System Ser 2009 C-1	0.37	04/07/11	0.37	60,000,000
64,000	Texas Municipal Power Agency, Ser 2005 A	0.35	02/04/11	0.35	64,000,000

	Total Tax-Exempt Commercial Paper (Cost $368,600,000)				368,600,000

	Short-Term Municipal Notes and Bonds (2.8%)
	Georgia
13,000	Georgia Municipal Gas Authority, Gas Portfolio III 2010 Ser I, dtd 05/17/10	2.00	05/17/11	0.65	13,064,956
	Michigan
29,000	State of Michigan, Fiscal 2011 Ser A, dtd 11/04/10	2.00	09/30/11	0.43	29,338,467
	Texas
115,000	State of Texas, Ser 2010 TRANs, dtd 08/31/10	2.00	08/31/11	0.37	116,237,743

	Total Short-Term Municipal Notes and Bonds (Cost $158,641,166)				158,641,166

		COUPON	DEMAND
		RATE (a)	DATE (b)

	Closed-End Investment Companies (2.5%)
	Multi-State
8,500	Nuveen California Performance Plus Municipal Fund Inc, VRDP Ser 1-810 (AMT)	0.59%	01/07/11		8,500,000
52,200	Nuveen Insured Municipal Opportunity Fund Inc, VRDP Ser 1-6672 (AMT)	0.59	01/07/11		52,200,000
15,000	Nuveen New York Quality Income Municipal Fund Inc, VRDP Ser 1-1617 (AMT)	0.59	01/07/11		15,000,000
15,000	Nuveen Premier Insured Municipal Income Fund Inc, VRDP Ser 1-1309 (AMT)	0.59	01/07/11		15,000,000
50,000	Nuveen Quality Income Municipal Fund Inc, VRDP Ser 1-3884 (AMT)	0.50	01/07/11		50,000,000

	Total Closed-End Investment Companies (Cost $140,700,000)				140,700,000

	Total Investments (Cost $5,532,210,039) (c)			99.0%	5,532,210,039
	Other Assets in Excess of Liabilities			1.0	57,268,084

	Net Assets			100.0%	$5,589,478,123

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2010 (unaudited) continued

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at December 31, 2010.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements

Active Assets Tax-Free Trust
Financial Statements

Statement of Assets and Liabilities
December 31, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $5,532,210,039)	$5,532,210,039
Cash	28,734
Receivable for:
Investments sold	56,301,250
Interest	2,800,603
Prepaid expenses and other assets	74,103

Total Assets	5,591,414,729

Liabilities:
Payable for:
Investment advisory fee	905,496
Transfer agent fee	346,977
Administration fee	233,574
Accrued expenses and other payables	450,559

Total Liabilities	1,936,606

Net Assets	$5,589,478,123

Composition of Net Assets:
Paid-in-capital	$5,589,466,517
Dividends in excess of net investment income	(119,513)
Accumulated undistributed net realized gain	131,119

Net Assets	$5,589,478,123

Net Asset Value Per Share
5,589,190,832 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Tax-Free Trust
Financial Statements continued

Statement of Operations
For the six months ended December 31, 2010 (unaudited)

Net Investment Income:
Income
Interest	$7,824,940
Dividends from affiliates	1,245

Total Income	7,826,185

Expenses
Investment advisory fee	7,305,617
Shareholder servicing fee	2,833,631
Administration fee	1,416,816
Transfer agent fees and expenses	655,147
Custodian fees	95,923
Trustees’ fees and expenses	89,626
Professional fees	42,093
Registration fees	8,448
Shareholder reports and notices	2,952
Other	101,133

Total Expenses	12,551,386

Less: amounts waived/reimbursed	(5,003,184)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(2,640)

Net Expenses	7,545,562

Net Investment Income	280,623
Net Realized Gain	64,914

Net Increase	$345,537

See Notes to Financial Statements

Active Assets Tax-Free Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2010	JUNE 30, 2010
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$280,623	$605,423
Net realized gain	64,914	107,339

Net Increase	345,537	712,762

Dividends and Distributions to Shareholders from:
Net investment income	(283,380)	(628,861)
Net realized gain	—	(8,748)

Total Dividends and Distributions	(283,380)	(637,609)

Net decrease from transactions in shares of beneficial interest	(1,359,437)	(1,569,556,546)

Net Decrease	(1,297,280)	(1,569,481,393)
Net Assets:
Beginning of period	5,590,775,403	7,160,256,796

End of Period (Including dividends in excess of net investment income of $119,513 and $116,756, respectively)	$5,589,478,123	$5,590,775,403

See Notes to Financial Statements

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2010 (unaudited)

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended June 30, 2010 remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2010 (unaudited) continued

assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
2. Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2010 (unaudited) continued

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments
Short-Term Variable Rate Municipal Obligations	$4,864,268,873	—	$4,864,268,873	—
Tax-Exempt Commercial Paper	368,600,000	—	368,600,000	—
Short-Term Municipal Notes and Bonds	158,641,166	—	158,641,166	—
Closed-End Investment Companies	140,700,000	—	140,700,000	—

Total	$5,532,210,039	—	$5,532,210,039	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of December 31, 2010, the Fund did not have any investments transfer between valuation levels.
3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2010 (unaudited) continued

4. Plan of Distribution
Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2010, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Investment Adviser and Administrator have agreed to waive/reimburse all or a portion of the Fund’s distribution fee, investment advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2010, the Distributor waived $2,833,631 and the Investment Adviser waived $2,169,553. These fee waivers and/or expense reimbursements are expected to continue until such time that the Board of Trustees acts to discontinue such waivers and/or expense reimbursements when it deems such action is appropriate.
5. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For the six months ended December 31, 2010, advisory fees paid were reduced by $2,640 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $1,245 for the six months ended December 31, 2010. During the six months ended December 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $10,600,000 and $215,000,000, respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2010 aggregated $9,118,858,917 and $9,170,320,914, respectively. Included in the aforementioned transactions are purchases and sales of $452,875,000 and $294,245,000, respectively, with other Morgan Stanley Funds.

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2010 (unaudited) continued

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At December 31, 2010, the Fund had an accrued pension liability of $62,142, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
6. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2010	JUNE 30, 2010
	(unaudited)
Shares sold	8,623,409,080	17,627,538,288
Shares issued in reinvestment of dividends	283,380	637,609

	8,623,692,460	17,628,175,897
Shares redeemed	(8,625,051,897)	(19,197,732,443)

Net decrease in shares outstanding	(1,359,437)	(1,569,556,546)

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2010 (unaudited) continued

exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of June 30, 2010, the Fund had temporary book/tax differences attributable to nondeductible expenses.
8. Expense Offset
The Fund has entered into an arrangement with State Street Bank and Trust Company, (the “Custodian”), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.
9. Accounting Pronouncement
On January 21, 2010, FASB issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Active Assets Tax-Free Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2010		2010		2009		2008		2007	2006
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Net income from investment operations	0.000	(1)	0.000	(1)	0.008		0.026		0.032	0.025
Less dividends from net investment income	(0.000	)(1)	(0.000	)(1)(2)	(0.008	)(2)	(0.026	)(2)	(0.032)	(0.025)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return	0.01	%(7)	0.01%		0.79%		2.60%		3.22%	2.53%
Ratios to Average Net Assets:
Total expenses	0.27	%(3)(5)(8)	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)	0.42	%(3)	0.45%	0.47%
Net investment income	0.01	%(3)(5)(8)	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)	2.42	%(3)	3.19%	2.57%
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.01%		0.00	%(6)	—	—
Supplemental Data:
Net Assets, end of period, in millions	$5,589		$5,591		$7,160		$11,355		$6,154	$4,637

(1)	Amount is less than $0.001.
(2)	Includes capital gain distribution of less than $0.001.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects fees paid in connection with the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.04% for the years ended 2010 and 2009, respectively.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

		NET INVESTMENT
PERIOD ENDED	EXPENSE RATIO	INCOME (LOSS) RATIO
December 31, 2010	0.44%	(0.16)%
June 30, 2010	0.46	(0.16)
June 30, 2009	0.45	0.83

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 6 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.	What if an affiliated company becomes a nonaffiliated third party?
If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice To Residents Of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121-9886

Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2011 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Semiannual Report
December 31, 2010

AATSAN
IU11-00352P-Y12/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Tax-Free Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
February 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
February 17, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2011

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